SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	47.00%	66.00%	60.00%
Volatility, maximum	73.00%	87.00%	85.00%
Risk free interest, minimum	2.10%	0.10%	0.10%
Risk free interest, maximum	4.10%	1.30%	1.00%
Early exercise multiple, minimum	2.2	1.55	1.5
Early exercise multiple, maximum			1.6